Financial instruments - Summary of Information Relating to Derecognized Equity Instruments Measured at Fair Value Through Other Comprehensive Income by Way of Sale (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Disclosure of Detailed Information Realting to Equity Instruments Measured to Fair Value Through Other Comphrehensive Income Derecognized Explanatory [Abstract]
Fair value at derecognition		¥ 625	¥ 11,015
Cumulative amount recognized in other comprehensive income, net of tax	[1]	(298)	5,784
Dividend received		¥ 8	¥ 70

[1]	The cumulative amount recognized in other comprehensive income, net of tax, was transferred to retained earnings upon derecognition of the equity instruments.